SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Share-based Compensation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based compensation
Amounts recognized as expenses	$ 149,800	$ 315,000	$ 10,100
Total	149,758	314,973	10,077
Property, plant and equipment, net
Share-based compensation
Amounts capitalized as part of an asset	7,840	5,383
Inventories
Share-based compensation
Amounts capitalized as part of an asset		2,143
Selling, general and administrative expenses
Share-based compensation
Amounts recognized as expenses	121,115	299,346	8,389
Cost of revenues
Share-based compensation
Amounts recognized as expenses	20,307	7,739	1,586
Research and development expenses
Share-based compensation
Amounts recognized as expenses	$ 496	$ 362	$ 102